Pension plan and other post-employment benefits (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	R$ 62,926	R$ 60,440
Fair value of the plan assets	(80,343)	(80,371)
Excess present value of obligations over fair value of assets	(17,417)	(19,931)
Amount recognized in other comprehensive income	11,876	15,896
Net actuarial liabilities/(assets)	(5,541)	R$ (4,035)
P B S [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	37,738
Fair value of the plan assets	(54,544)
Excess present value of obligations over fair value of assets	(16,806)
Amount recognized in other comprehensive income	8,170
Net actuarial liabilities/(assets)	(8,636)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	9,131
Fair value of the plan assets	(14,583)
Excess present value of obligations over fair value of assets	(5,452)
Amount recognized in other comprehensive income	3,673
Net actuarial liabilities/(assets)	(1,779)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	109
Fair value of the plan assets	(287)
Excess present value of obligations over fair value of assets	(178)
Amount recognized in other comprehensive income	33
Net actuarial liabilities/(assets)	(145)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	1,007
Fair value of the plan assets
Excess present value of obligations over fair value of assets	1,007
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	1,007
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	11,825
Fair value of the plan assets	(10,929)
Excess present value of obligations over fair value of assets	896
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	896
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	3,116
Fair value of the plan assets
Excess present value of obligations over fair value of assets	3,116
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	R$ 3,116